SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table summarizes supplemental cash flow information and non-cash activities:

	2021	2020
Net income taxes paid	$3,049	$3,333
Net Interest paid	86	739
Discount fees paid (note 27 (d))	107	414

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows:

	2021	2020
Cash and cash equivalents	$76,784	$160,560
Restricted cash	100	10,864
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	$76,884	$171,424